Cash flow changes from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	$ 478,703	$ 478,969	$ 481,353
Cash flows	(3,517)	(932)	(3,079)
Conversion/ Other	(629)	(328)	173
Foreign exchange	419	18	429
Fair Value/ Amortization	361	976	93
Non-cash changes in financing activities ending	475,337	478,703	478,969
Credit facility [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	49,405	46,180	44,983
Cash flows	(613)	3,225	1,197
Non-cash changes in financing activities ending	48,792	49,405	46,180
Lease liability [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	2,709	3,280	3,948
Cash flows	(608)	(571)	(668)
Conversion/ Other	(560)
Non-cash changes in financing activities ending	1,541	2,709	3,280
Debentures [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	36,783	38,266	39,794
Cash flows	(2,192)	(2,393)	(2,050)
Conversion/ Other	(84)	(84)
Foreign exchange	419	18	429
Fair Value/ Amortization	361	976	93
Non-cash changes in financing activities ending	35,287	36,783	38,266
Share Capital [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	389,806	391,243	392,628
Cash flows	(104)	(1,193)	(1,558)
Conversion/ Other	15	(244)	173
Non-cash changes in financing activities ending	$ 389,717	$ 389,806	$ 391,243